Business Combination (Details) (Objet Ltd [Member], USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Objet Ltd [Member]
Cash and cash equivalents	$ 41,524
Restricted cash	845
Short-term bank deposit	30,062
Accounts receivable - Trade	23,633
Accounts receivable - Other	12,477
Prepaid expenses	1,011
Inventories	40,364
Deferred income taxes	1,755
Property, plant and equipment	15,475
Goodwill	797,063
Intangible assets	490,176
Other non-current assets	2,539
Total assets acquired	1,456,924
Accounts payable & other liabilities	49,876
Unearned revenue	8,674
Deferred tax liabilities	51,003
Other non-current liabilities	6,474
Total liabilities assumed	116,027
Total purchase price	$ 1,340,897